Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Equipment And Software [Abstract]
Depreciation expenses	¥ 28,790	¥ 29,440	¥ 42,048